Provision for contingencies (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
DisclosureOfMovementOfTheProvisionForContingenciesAbstract [Abstract]
Beginning balance	R$ 60,603	R$ 41,563
Accrual	69,916	37,276
Settlement	(39,371)	(24,234)
Interest	6,071	5,998
Ending balance	R$ 97,219	R$ 60,603